Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 30, 2016
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Dec. 30, 2016
Document Effective Date	Jan. 03, 2017
Prospectus Date	Aug. 29, 2016
AllianzGI Focused Growth Fund | A
Prospectus:
Trading Symbol	PGWAX
AllianzGI Focused Growth Fund | C
Prospectus:
Trading Symbol	PGWCX
AllianzGI Focused Growth Fund | Institutional
Prospectus:
Trading Symbol	PGFIX
AllianzGI Focused Growth Fund | R
Prospectus:
Trading Symbol	PPGRX
AllianzGI Focused Growth Fund | R6
Prospectus:
Trading Symbol	AFGFX
AllianzGI Focused Growth Fund | P
Prospectus:
Trading Symbol	AOGPX
AllianzGI Focused Growth Fund | Administrative
Prospectus:
Trading Symbol	PGFAX